Contingencies	12 Months Ended
Dec. 31, 2023
Contingencies [Abstract]
CONTINGENCIES

16. CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. As of December 31, 2023, we are not aware of any material contingencies.